UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2009

Item 1. Reports to Stockholders

Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Export and Multinational	.89%
Actual		$ 1,000.00	$ 578.60	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.66%
Actual		$ 1,000.00	$ 579.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.7	4.6
Google, Inc. Class A (sub. vtg.)	4.4	4.7
Philip Morris International, Inc.	3.7	0.0
Johnson & Johnson	3.4	0.0
Procter & Gamble Co.	3.2	3.2
McDonald's Corp.	3.0	2.0
Occidental Petroleum Corp.	2.7	0.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.7	1.0
Visa, Inc.	2.6	2.3
QUALCOMM, Inc.	2.4	1.8
	32.8
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	25.5
Health Care	16.7	9.7
Energy	14.1	18.2
Industrials	10.4	6.9
Consumer Discretionary	10.2	8.8
Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Stocks 90.7%		Stocks 94.1%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 2.8%		Convertible Securities 2.3%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	19.2%	** Foreign investments	27.4%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 3.6%
International Game Technology	325,000	$ 2,867
McDonald's Corp.	1,156,000	60,401
Wynn Resorts Ltd. (a)(d)	410,200	8,594
		71,862
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	312,400	7,057
Internet & Catalog Retail - 3.4%
Amazon.com, Inc.	683,300	44,271
Expedia, Inc. (a)	2,990,700	23,836
		68,107
Media - 1.7%
The Walt Disney Co.	2,041,400	34,234
Textiles, Apparel & Luxury Goods - 1.0%
Polo Ralph Lauren Corp. Class A	549,835	18,953
TOTAL CONSUMER DISCRETIONARY		200,213
CONSUMER STAPLES - 9.2%
Food & Staples Retailing - 2.0%
Tesco PLC	8,502,225	40,317
Household Products - 3.2%
Procter & Gamble Co.	1,309,700	63,088
Personal Products - 0.3%
Mead Johnson Nutrition Co. Class A (a)	209,600	5,783
Tobacco - 3.7%
Philip Morris International, Inc.	2,175,200	72,804
TOTAL CONSUMER STAPLES		181,992
ENERGY - 14.1%
Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc. (a)	1,249,724	33,405
Schlumberger Ltd. (NY Shares)	635,100	24,172
		57,577
Oil, Gas & Consumable Fuels - 11.2%
Apache Corp.	347,000	20,504
Canadian Natural Resources Ltd.	1,321,600	42,490
Hess Corp.	899,401	49,188
Noble Energy, Inc.	540,000	24,592
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,017,000	$ 52,752
Ultra Petroleum Corp. (a)	950,500	33,401
		222,927
TOTAL ENERGY		280,504
FINANCIALS - 8.7%
Capital Markets - 0.6%
GP Investments, Ltd. unit	4,321,020	10,740
Commercial Banks - 0.6%
Wells Fargo & Co.	989,300	11,971
Diversified Financial Services - 3.6%
CME Group, Inc.	180,200	32,868
JPMorgan Chase & Co.	1,697,000	38,776
		71,644
Insurance - 3.9%
ACE Ltd.	889,970	32,493
Arch Capital Group Ltd. (a)	190,400	10,282
Berkshire Hathaway, Inc. Class B (a)	13,766	35,296
		78,071
TOTAL FINANCIALS		172,426
HEALTH CARE - 15.0%
Biotechnology - 4.7%
Genentech, Inc. (a)	1,101,600	94,237
Health Care Equipment & Supplies - 1.6%
C.R. Bard, Inc.	388,000	31,141
Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	200,000	8,116
Pharmaceuticals - 8.3%
Allergan, Inc.	1,115,600	43,218
Johnson & Johnson	1,358,000	67,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,180,880	52,644
		163,762
TOTAL HEALTH CARE		297,256
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	1,372,500	$ 36,824
Lockheed Martin Corp.	402,500	25,402
		62,226
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	462,000	19,025
Building Products - 0.4%
Masco Corp.	1,572,000	8,096
Electrical Equipment - 1.8%
Cooper Industries Ltd. Class A	1,740,518	36,708
Machinery - 3.0%
Cummins, Inc.	942,500	19,604
Danaher Corp.	399,000	20,253
Eaton Corp.	522,500	18,888
		58,745
Professional Services - 1.1%
Experian PLC	3,775,000	22,308
TOTAL INDUSTRIALS		207,108
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	2,715,000	39,558
QUALCOMM, Inc.	1,473,100	49,246
		88,804
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	1,213,500	35,228
Internet Software & Services - 4.4%
Google, Inc. Class A (sub. vtg.) (a)	260,820	88,155
IT Services - 2.6%
Visa, Inc.	908,200	51,504
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	4,424,900	40,753
Taiwan Semiconductor Manufacturing Co. Ltd.	26,168,000	32,994
Texas Instruments, Inc.	2,035,900	29,215
		102,962
TOTAL INFORMATION TECHNOLOGY		366,653
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.6%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	100,000	$ 4,625
Monsanto Co.	577,600	44,054
		48,679
Metals & Mining - 2.2%
Goldcorp, Inc.	1,498,400	43,533
TOTAL MATERIALS		92,212
TOTAL COMMON STOCKS (Cost $2,263,537)		1,798,364
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (f)	1,398,601	5,497
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		10,498
Nonconvertible Preferred Stocks - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Slide, Inc. Series D (a)(f)	2,191,637	2,718
TOTAL PREFERRED STOCKS (Cost $25,001)		13,216
Corporate Bonds - 2.4%
	Principal Amount (000s)
Convertible Bonds - 2.3%
HEALTH CARE - 1.7%
Biotechnology - 1.7%
Amylin Pharmaceuticals, Inc. 3% 6/15/14	$ 62,000	33,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.:
1% 6/15/27 (e)	$ 9,940	$ 5,670
1% 6/15/27	10,808	6,165
		11,835
TOTAL CONVERTIBLE BONDS		45,433
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	4,000	2,720
TOTAL CORPORATE BONDS (Cost $60,022)		48,153
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	105,737,078	105,737
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	6,970,600	6,971
TOTAL MONEY MARKET FUNDS (Cost $112,708)		112,708
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,461,268)		1,972,441
NET OTHER ASSETS - 0.7%		13,508
NET ASSETS - 100%		$ 1,985,949
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,670,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,216,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 774
Fidelity Securities Lending Cash Central Fund	469
Total	$ 1,243
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ 30,228	$ -	$ 18,314	$ -	$ -
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,972,441	$ 1,815,453	$ 143,772	$ 13,216
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,785)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,216

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Canada	6.0%
United Kingdom	3.1%
Bermuda	2.9%
Israel	2.7%
Taiwan	1.7%
Switzerland	1.6%
Netherlands Antilles	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,419) - See accompanying schedule: Unaffiliated issuers (cost $2,348,560)	$ 1,859,733
Fidelity Central Funds (cost $112,708)	112,708
Total Investments (cost $2,461,268)		$ 1,972,441
Receivable for investments sold		34,196
Receivable for fund shares sold		2,110
Dividends receivable		4,421
Interest receivable		498
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		27
Other receivables		6
Total assets		2,013,827

Liabilities
Payable for investments purchased	$ 15,545
Payable for fund shares redeemed	3,717
Accrued management fee	1,006
Other affiliated payables	601
Other payables and accrued expenses	38
Collateral on securities loaned, at value	6,971
Total liabilities		27,878

Net Assets		$ 1,985,949
Net Assets consist of:
Paid in capital		$ 3,097,342
Undistributed net investment income		11,901
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(634,467)
Net unrealized appreciation (depreciation) on investments		(488,827)
Net Assets		$ 1,985,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,916,570 ÷ 152,848 shares)	$ 12.54

Class K: Net Asset Value, offering price and redemption price per share ($69,379 ÷ 5,534 shares)	$ 12.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)
Investment Income
Dividends		$ 20,102
Interest		2,648
Income from Fidelity Central Funds		1,243
Total income		23,993

Expenses
Management fee	$ 7,191
Transfer agent fees	3,590
Accounting and security lending fees	394
Custodian fees and expenses	55
Independent trustees' compensation	9
Registration fees	44
Audit	38
Legal	7
Miscellaneous	45
Total expenses before reductions	11,373
Expense reductions	(83)	11,290
Net investment income (loss)		12,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(581,854)
Other affiliated issuers	(43,512)
Foreign currency transactions	(415)
Total net realized gain (loss)		(625,781)
Change in net unrealized appreciation (depreciation) on: Investment securities	(970,993)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		(971,019)
Net gain (loss)		(1,596,800)
Net increase (decrease) in net assets resulting from operations		$ (1,584,097)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,703	$ 14,928
Net realized gain (loss)	(625,781)	78,467
Change in net unrealized appreciation (depreciation)	(971,019)	(526,246)
Net increase (decrease) in net assets resulting from operations	(1,584,097)	(432,851)
Distributions to shareholders from net investment income	(8,239)	(3,680)
Distributions to shareholders from net realized gain	(20,409)	(134,318)
Total distributions	(28,648)	(137,998)
Share transactions - net increase (decrease)	(318,141)	205,102
Redemption fees	29	107
Total increase (decrease) in net assets	(1,930,857)	(365,640)

Net Assets
Beginning of period	3,916,806	4,282,446
End of period (including undistributed net investment income of $11,901 and undistributed net investment income of $11,585, respectively)	$ 1,985,949	$ 3,916,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.92	$ 24.86	$ 21.57	$ 20.95	$ 18.27	$ 16.23
Income from Investment Operations
Net investment income (loss) D	.08	.08	.02	.06	.12 G	.03
Net realized and unrealized gain (loss)	(9.29)	(2.24)	3.32	1.92	3.49	2.08
Total from investment operations	(9.21)	(2.16)	3.34	1.98	3.61	2.11
Distributions from net investment income	(.05)	(.02)	(.04)	(.06)	(.11)	(.07)
Distributions from net realized gain	(.12)	(.76)	(.01)	(1.30)	(.82)	-
Total distributions	(.17)	(.78)	(.05)	(1.36)	(.93)	(.07)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.54	$ 21.92	$ 24.86	$ 21.57	$ 20.95	$ 18.27
Total Return B, C	(42.14)%	(9.21)%	15.51%	9.76%	20.43%	13.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.82%	.82%	.83%	.85%	.86%
Expenses net of fee waivers, if any	.89% A	.82%	.82%	.83%	.85%	.86%
Expenses net of all reductions	.89% A	.81%	.81%	.81%	.82%	.83%
Net investment income (loss)	.99% A	.34%	.08%	.30%	.63% G	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,917	$ 3,917	$ 4,282	$ 4,289	$ 3,144	$ 1,261
Portfolio turnover rate F	99% A	53%	47%	119%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended February 28, 2009

Year ended August 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss) D	.09	.04
Net realized and unrealized gain (loss)	(9.29)	(2.26)
Total from investment operations	(9.20)	(2.22)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.12)	-
Total distributions	(.20)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.54	$ 21.94
Total Return B, C	(42.07)%	(9.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.66% A
Expenses net of fee waivers, if any	.66% A	.66% A
Expenses net of all reductions	.65% A	.66% A
Net investment income (loss)	1.22% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,379	$ 91
Portfolio turnover rate F	99% A	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Export and Multinational and Class K to eligible shareholders of Export and Multinational. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 100,628
Unrealized depreciation	(595,655)
Net unrealized appreciation (depreciation)	$ (495,027)
Cost for federal income tax purposes	$ 2,467,468

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,262,171 and $1,581,815, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 3,576.29
Class K	14.05
	$ 3,590

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $469.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Export and Multinational's operating expenses. During the period this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $72 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Export and Multinational	$ 6

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Export and Multinational	$ 7,987	$ 3,680
Class K	252	-
Total	$ 8,239	$ 3,680
From net realized gain
Export and Multinational	$ 20,050	$ 134,318
Class K	359	-
Total	$ 20,409	$ 134,318

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008 A	Six months ended February 28, 2009	Year ended August 31, 2008 A
Export and Multinational
Shares sold	8,970	43,513	$ 136,550	$ 1,066,910
Reinvestment of distributions	1,826	5,014	26,918	132,742
Conversion to Class K	(4,082)	-	(77,990)	-
Shares redeemed	(32,512)	(42,112)	(500,564)	(994,650)
Net increase (decrease)	(25,798)	6,415	$ (415,086)	$ 205,002
Class K
Shares sold	2,035	4	$ 27,640	$ 100
Conversion from Export and Multinational	4,081	-	77,990	-
Reinvestment of distributions	42	-	611	-
Shares redeemed	(628)	-	(9,296)	-
Net increase (decrease)	5,530	4	$ 96,945	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to February 28, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

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Boston, MA

Transfer and Service Agents

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Operations Company, Inc.

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Fidelity®

Export and Multinational

Fund -

Class K

Semiannual Report

February 28, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The stresses on the world's capital markets have shown few signs of abating thus far in 2009. Although government programs may eventually rekindle economic growth, corporate earnings are still weaker than we would like to see them, and the valuations of many securities remain at historically low levels. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 to February 28, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period* September 1, 2008 to February 28, 2009
Export and Multinational	.89%
Actual		$ 1,000.00	$ 578.60	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Class K	.66%
Actual		$ 1,000.00	$ 579.30	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	4.7	4.6
Google, Inc. Class A (sub. vtg.)	4.4	4.7
Philip Morris International, Inc.	3.7	0.0
Johnson & Johnson	3.4	0.0
Procter & Gamble Co.	3.2	3.2
McDonald's Corp.	3.0	2.0
Occidental Petroleum Corp.	2.7	0.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.7	1.0
Visa, Inc.	2.6	2.3
QUALCOMM, Inc.	2.4	1.8
	32.8
Top Five Market Sectors as of February 28, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	25.5
Health Care	16.7	9.7
Energy	14.1	18.2
Industrials	10.4	6.9
Consumer Discretionary	10.2	8.8
Asset Allocation (% of fund's net assets)
As of February 28, 2009 *		As of August 31, 2008 **
	Stocks 90.7%		Stocks 94.1%
	Bonds 0.1%		Bonds 0.0%
	Convertible Securities 2.8%		Convertible Securities 2.3%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 3.6%
* Foreign investments	19.2%	** Foreign investments	27.4%

Semiannual Report

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 3.6%
International Game Technology	325,000	$ 2,867
McDonald's Corp.	1,156,000	60,401
Wynn Resorts Ltd. (a)(d)	410,200	8,594
		71,862
Household Durables - 0.4%
Mohawk Industries, Inc. (a)	312,400	7,057
Internet & Catalog Retail - 3.4%
Amazon.com, Inc.	683,300	44,271
Expedia, Inc. (a)	2,990,700	23,836
		68,107
Media - 1.7%
The Walt Disney Co.	2,041,400	34,234
Textiles, Apparel & Luxury Goods - 1.0%
Polo Ralph Lauren Corp. Class A	549,835	18,953
TOTAL CONSUMER DISCRETIONARY		200,213
CONSUMER STAPLES - 9.2%
Food & Staples Retailing - 2.0%
Tesco PLC	8,502,225	40,317
Household Products - 3.2%
Procter & Gamble Co.	1,309,700	63,088
Personal Products - 0.3%
Mead Johnson Nutrition Co. Class A (a)	209,600	5,783
Tobacco - 3.7%
Philip Morris International, Inc.	2,175,200	72,804
TOTAL CONSUMER STAPLES		181,992
ENERGY - 14.1%
Energy Equipment & Services - 2.9%
National Oilwell Varco, Inc. (a)	1,249,724	33,405
Schlumberger Ltd. (NY Shares)	635,100	24,172
		57,577
Oil, Gas & Consumable Fuels - 11.2%
Apache Corp.	347,000	20,504
Canadian Natural Resources Ltd.	1,321,600	42,490
Hess Corp.	899,401	49,188
Noble Energy, Inc.	540,000	24,592
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,017,000	$ 52,752
Ultra Petroleum Corp. (a)	950,500	33,401
		222,927
TOTAL ENERGY		280,504
FINANCIALS - 8.7%
Capital Markets - 0.6%
GP Investments, Ltd. unit	4,321,020	10,740
Commercial Banks - 0.6%
Wells Fargo & Co.	989,300	11,971
Diversified Financial Services - 3.6%
CME Group, Inc.	180,200	32,868
JPMorgan Chase & Co.	1,697,000	38,776
		71,644
Insurance - 3.9%
ACE Ltd.	889,970	32,493
Arch Capital Group Ltd. (a)	190,400	10,282
Berkshire Hathaway, Inc. Class B (a)	13,766	35,296
		78,071
TOTAL FINANCIALS		172,426
HEALTH CARE - 15.0%
Biotechnology - 4.7%
Genentech, Inc. (a)	1,101,600	94,237
Health Care Equipment & Supplies - 1.6%
C.R. Bard, Inc.	388,000	31,141
Health Care Providers & Services - 0.4%
Medco Health Solutions, Inc. (a)	200,000	8,116
Pharmaceuticals - 8.3%
Allergan, Inc.	1,115,600	43,218
Johnson & Johnson	1,358,000	67,900
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,180,880	52,644
		163,762
TOTAL HEALTH CARE		297,256
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.4%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	1,372,500	$ 36,824
Lockheed Martin Corp.	402,500	25,402
		62,226
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	462,000	19,025
Building Products - 0.4%
Masco Corp.	1,572,000	8,096
Electrical Equipment - 1.8%
Cooper Industries Ltd. Class A	1,740,518	36,708
Machinery - 3.0%
Cummins, Inc.	942,500	19,604
Danaher Corp.	399,000	20,253
Eaton Corp.	522,500	18,888
		58,745
Professional Services - 1.1%
Experian PLC	3,775,000	22,308
TOTAL INDUSTRIALS		207,108
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	2,715,000	39,558
QUALCOMM, Inc.	1,473,100	49,246
		88,804
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	1,213,500	35,228
Internet Software & Services - 4.4%
Google, Inc. Class A (sub. vtg.) (a)	260,820	88,155
IT Services - 2.6%
Visa, Inc.	908,200	51,504
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	4,424,900	40,753
Taiwan Semiconductor Manufacturing Co. Ltd.	26,168,000	32,994
Texas Instruments, Inc.	2,035,900	29,215
		102,962
TOTAL INFORMATION TECHNOLOGY		366,653
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.6%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	100,000	$ 4,625
Monsanto Co.	577,600	44,054
		48,679
Metals & Mining - 2.2%
Goldcorp, Inc.	1,498,400	43,533
TOTAL MATERIALS		92,212
TOTAL COMMON STOCKS (Cost $2,263,537)		1,798,364
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.5%
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (f)	1,398,601	5,497
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc. 8.00% (f)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS		10,498
Nonconvertible Preferred Stocks - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Slide, Inc. Series D (a)(f)	2,191,637	2,718
TOTAL PREFERRED STOCKS (Cost $25,001)		13,216
Corporate Bonds - 2.4%
	Principal Amount (000s)
Convertible Bonds - 2.3%
HEALTH CARE - 1.7%
Biotechnology - 1.7%
Amylin Pharmaceuticals, Inc. 3% 6/15/14	$ 62,000	33,598
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.:
1% 6/15/27 (e)	$ 9,940	$ 5,670
1% 6/15/27	10,808	6,165
		11,835
TOTAL CONVERTIBLE BONDS		45,433
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	4,000	2,720
TOTAL CORPORATE BONDS (Cost $60,022)		48,153
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.59% (b)	105,737,078	105,737
Fidelity Securities Lending Cash Central Fund, 0.66% (b)(c)	6,970,600	6,971
TOTAL MONEY MARKET FUNDS (Cost $112,708)		112,708
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,461,268)		1,972,441
NET OTHER ASSETS - 0.7%		13,508
NET ASSETS - 100%		$ 1,985,949
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,670,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,216,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Slide, Inc. Series D	1/14/08	$ 10,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 774
Fidelity Securities Lending Cash Central Fund	469
Total	$ 1,243
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cogent Communications Group, Inc.	$ 30,228	$ -	$ 18,314	$ -	$ -
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,972,441	$ 1,815,453	$ 143,772	$ 13,216
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,001
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,785)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 13,216

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Canada	6.0%
United Kingdom	3.1%
Bermuda	2.9%
Israel	2.7%
Taiwan	1.7%
Switzerland	1.6%
Netherlands Antilles	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,419) - See accompanying schedule: Unaffiliated issuers (cost $2,348,560)	$ 1,859,733
Fidelity Central Funds (cost $112,708)	112,708
Total Investments (cost $2,461,268)		$ 1,972,441
Receivable for investments sold		34,196
Receivable for fund shares sold		2,110
Dividends receivable		4,421
Interest receivable		498
Distributions receivable from Fidelity Central Funds		128
Prepaid expenses		27
Other receivables		6
Total assets		2,013,827

Liabilities
Payable for investments purchased	$ 15,545
Payable for fund shares redeemed	3,717
Accrued management fee	1,006
Other affiliated payables	601
Other payables and accrued expenses	38
Collateral on securities loaned, at value	6,971
Total liabilities		27,878

Net Assets		$ 1,985,949
Net Assets consist of:
Paid in capital		$ 3,097,342
Undistributed net investment income		11,901
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(634,467)
Net unrealized appreciation (depreciation) on investments		(488,827)
Net Assets		$ 1,985,949

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2009 (Unaudited)

Export and Multinational: Net Asset Value, offering price and redemption price per share ($1,916,570 ÷ 152,848 shares)	$ 12.54

Class K: Net Asset Value, offering price and redemption price per share ($69,379 ÷ 5,534 shares)	$ 12.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)
Investment Income
Dividends		$ 20,102
Interest		2,648
Income from Fidelity Central Funds		1,243
Total income		23,993

Expenses
Management fee	$ 7,191
Transfer agent fees	3,590
Accounting and security lending fees	394
Custodian fees and expenses	55
Independent trustees' compensation	9
Registration fees	44
Audit	38
Legal	7
Miscellaneous	45
Total expenses before reductions	11,373
Expense reductions	(83)	11,290
Net investment income (loss)		12,703
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(581,854)
Other affiliated issuers	(43,512)
Foreign currency transactions	(415)
Total net realized gain (loss)		(625,781)
Change in net unrealized appreciation (depreciation) on: Investment securities	(970,993)
Assets and liabilities in foreign currencies	(26)
Total change in net unrealized appreciation (depreciation)		(971,019)
Net gain (loss)		(1,596,800)
Net increase (decrease) in net assets resulting from operations		$ (1,584,097)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2009 (Unaudited)	Year ended August 31, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,703	$ 14,928
Net realized gain (loss)	(625,781)	78,467
Change in net unrealized appreciation (depreciation)	(971,019)	(526,246)
Net increase (decrease) in net assets resulting from operations	(1,584,097)	(432,851)
Distributions to shareholders from net investment income	(8,239)	(3,680)
Distributions to shareholders from net realized gain	(20,409)	(134,318)
Total distributions	(28,648)	(137,998)
Share transactions - net increase (decrease)	(318,141)	205,102
Redemption fees	29	107
Total increase (decrease) in net assets	(1,930,857)	(365,640)

Net Assets
Beginning of period	3,916,806	4,282,446
End of period (including undistributed net investment income of $11,901 and undistributed net investment income of $11,585, respectively)	$ 1,985,949	$ 3,916,806

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Export and Multinational

Six months ended February 28, 2009

Years ended August 31,

(Unaudited)

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 21.92	$ 24.86	$ 21.57	$ 20.95	$ 18.27	$ 16.23
Income from Investment Operations
Net investment income (loss) D	.08	.08	.02	.06	.12 G	.03
Net realized and unrealized gain (loss)	(9.29)	(2.24)	3.32	1.92	3.49	2.08
Total from investment operations	(9.21)	(2.16)	3.34	1.98	3.61	2.11
Distributions from net investment income	(.05)	(.02)	(.04)	(.06)	(.11)	(.07)
Distributions from net realized gain	(.12)	(.76)	(.01)	(1.30)	(.82)	-
Total distributions	(.17)	(.78)	(.05)	(1.36)	(.93)	(.07)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 12.54	$ 21.92	$ 24.86	$ 21.57	$ 20.95	$ 18.27
Total Return B, C	(42.14)%	(9.21)%	15.51%	9.76%	20.43%	13.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.82%	.82%	.83%	.85%	.86%
Expenses net of fee waivers, if any	.89% A	.82%	.82%	.83%	.85%	.86%
Expenses net of all reductions	.89% A	.81%	.81%	.81%	.82%	.83%
Net investment income (loss)	.99% A	.34%	.08%	.30%	.63% G	.15%
Supplemental Data
Net assets, end of period (in millions)	$ 1,917	$ 3,917	$ 4,282	$ 4,289	$ 3,144	$ 1,261
Portfolio turnover rate F	99% A	53%	47%	119%	68%	96%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .28%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended February 28, 2009

Year ended August 31,

(Unaudited)

2008 G

Selected Per-Share Data
Net asset value, beginning of period	$ 21.94	$ 24.16
Income from Investment Operations
Net investment income (loss) D	.09	.04
Net realized and unrealized gain (loss)	(9.29)	(2.26)
Total from investment operations	(9.20)	(2.22)
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.12)	-
Total distributions	(.20)	-
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.54	$ 21.94
Total Return B, C	(42.07)%	(9.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.66% A	.66% A
Expenses net of fee waivers, if any	.66% A	.66% A
Expenses net of all reductions	.65% A	.66% A
Net investment income (loss)	1.22% A	.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,379	$ 91
Portfolio turnover rate F	99% A	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to August 31, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Export and Multinational Fund (the Fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Export and Multinational and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Export and Multinational and Class K to eligible shareholders of Export and Multinational. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of February 28, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 100,628
Unrealized depreciation	(595,655)
Net unrealized appreciation (depreciation)	$ (495,027)
Cost for federal income tax purposes	$ 2,467,468

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,262,171 and $1,581,815, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Export and Multinational. FIIOC receives an asset-based fee of .05% of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Export and Multinational	$ 3,576.29
Class K	14.05
	$ 3,590

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $469.

9. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Export and Multinational's operating expenses. During the period this reimbursement reduced the class' expenses by $4.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $72 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Export and Multinational	$ 6

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2009	Year ended August 31, 2008
From net investment income
Export and Multinational	$ 7,987	$ 3,680
Class K	252	-
Total	$ 8,239	$ 3,680
From net realized gain
Export and Multinational	$ 20,050	$ 134,318
Class K	359	-
Total	$ 20,409	$ 134,318

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2009	Year ended August 31, 2008 A	Six months ended February 28, 2009	Year ended August 31, 2008 A
Export and Multinational
Shares sold	8,970	43,513	$ 136,550	$ 1,066,910
Reinvestment of distributions	1,826	5,014	26,918	132,742
Conversion to Class K	(4,082)	-	(77,990)	-
Shares redeemed	(32,512)	(42,112)	(500,564)	(994,650)
Net increase (decrease)	(25,798)	6,415	$ (415,086)	$ 205,002
Class K
Shares sold	2,035	4	$ 27,640	$ 100
Conversion from Export and Multinational	4,081	-	77,990	-
Reinvestment of distributions	42	-	611	-
Shares redeemed	(628)	-	(9,296)	-
Net increase (decrease)	5,530	4	$ 96,945	$ 100

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to February 28, 2009.

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

EXF-K-USAN-0409
1.863262.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 1, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 1, 2009